Stock-based Compensation - Summary of stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Outstanding as of December 31, 2019	365,938
Granted	921,721	366,988
Forfeited	(87,685)	(1,050)
Outstanding as of September 30, 2020	1,199,974	365,938
Vested and exercisable as of September 30, 2020			59,538	26,035
Vested and expected to vest as of September 30, 2020			1,199,974	365,938
Outstanding as of December 31, 2019	$ 22.73
Granted	22.73	$ 22.73
Forfeited	22.73	22.73
Outstanding as of September 30, 2020	22.73	22.73
Vested and exercisable as of September 30, 2020	$ 22.73	$ 22.73	$ 22.73	$ 22.73
Vested and expected to vest as of September 30, 2020			$ 22.73	$ 22.73
Outstanding as of December 31, 2019	9 years 3 months 25 days	9 years 9 months 3 days
Granted		9 years 9 months 3 days
Forfeited		9 years 7 months 9 days
Outstanding as of September 30, 2020	9 years 3 months 25 days	9 years 9 months 3 days
Vested and exercisable as of September 30, 2020	9 years 21 days	9 years 9 months
Vested and expected to vest as of September 30, 2020	9 years 3 months 25 days	9 years 9 months 3 days
Outstanding as of December 31, 2019	$ 22	$ 22
Outstanding as of September 30, 2020	$ 141,657	$ 22
Vested and exercisable as of September 30, 2020			$ 7,028	$ 2
Vested and expected to vest as of September 30, 2020			$ 141,657	$ 22